Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 98,267	$ 114,047
Restricted cash	2,250
Short term investments - available for sale	83,386	76,183
Accounts receivable, net	305,805	285,419
Unbilled revenue	140,145	112,483
Other receivables	15,691	13,387
Deferred tax asset	21,431	20,574
Prepayments and other current assets	28,027	23,155
Income taxes receivable	14,539	18,500
Total current assets	709,541	663,748
Other Assets:
Property, plant and equipment, net	162,280	168,373
Goodwill	354,579	315,441
Non-current other assets	6,431	5,584
Non-current income taxes receivable	23,660	9,506
Non-current deferred tax asset	5,657	5,009
Intangible assets	30,974	34,447
Total Assets	1,293,122	1,202,108
Current Liabilities:
Accounts payable	11,806	8,149
Payments on account	272,019	219,467
Other liabilities	166,579	181,092
Deferred tax liability	22	144
Income taxes payable	5,608	4,570
Total current liabilities	456,034	413,422
Other Liabilities:
Non-current other liabilities	11,892	14,312
Non-current government grants	1,295	1,427
Non-current income taxes payable	9,530	5,650
Non-current deferred tax liability	12,663	12,722
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,861,741 shares issued and outstanding at June 30, 2013 and 60,287,498 shares issued and outstanding at December 31, 2012	5,109	5,067
Additional paid-in capital	253,323	237,217
Capital redemption reserve	100	100
Accumulated other comprehensive income	(19,315)	(8,776)
Retained earnings	562,491	520,967
Total Shareholders' Equity	801,708	754,575
Total Liabilities and Shareholders' Equity	$ 1,293,122	$ 1,202,108